Note 9 - Financial Liabilities - Schedule for Repayments of Financial Liabilities (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 20,585
Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	2,468
Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	8,380
Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	9,737
BPI France, PTZI IPH41 [member]
Statement Line Items [Line Items]
Undiscounted cash flows	450
BPI France, PTZI IPH41 [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	300
BPI France, PTZI IPH41 [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	150
BPI France, PTZI IPH41 [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Lease finance obligations, real estate property [member]
Statement Line Items [Line Items]
Undiscounted cash flows	420
Lease finance obligations, real estate property [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	420
Lease finance obligations, real estate property [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Lease finance obligations, real estate property [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Down-payment [member]
Statement Line Items [Line Items]
Undiscounted cash flows	(74)
Down-payment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	(74)
Down-payment [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Down-payment [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Lease finance obligations, building, "Le Virage" [member]
Statement Line Items [Line Items]
Undiscounted cash flows	1,537
Lease finance obligations, building, "Le Virage" [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	106
Lease finance obligations, building, "Le Virage" [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	1,272
Lease finance obligations, building, "Le Virage" [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	159
Lease financing obligations, Innate Inc. premises [member]
Statement Line Items [Line Items]
Undiscounted cash flows	533
Lease financing obligations, Innate Inc. premises [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	34
Lease financing obligations, Innate Inc. premises [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	355
Lease financing obligations, Innate Inc. premises [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	144
Lease finance obligations, equipment [member]
Statement Line Items [Line Items]
Undiscounted cash flows	826
Lease finance obligations, equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	179
Lease finance obligations, equipment [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	647
Lease finance obligations, equipment [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Lease financing obligation, vehicles [member]
Statement Line Items [Line Items]
Undiscounted cash flows	41
Lease financing obligation, vehicles [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	19
Lease financing obligation, vehicles [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	22
Lease financing obligation, vehicles [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows
Loan, equipment [member]
Statement Line Items [Line Items]
Undiscounted cash flows	328
Loan, equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	57
Loan, equipment [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	228
Loan, equipment [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	43
Loan, building [member]
Statement Line Items [Line Items]
Undiscounted cash flows	16,524
Loan, building [member] | Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows	1,427
Loan, building [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	5,706
Loan, building [member] | Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows	€ 9,391